VIA EDGAR

Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006

March 28, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (filing relates to FAMCO MLP & Energy Infrastructure Fund)
(File No. 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Amendment No. 342 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Investment Company Act of 1940, as amended, relating to Registrant’s FAMCO MLP & Energy Infrastructure Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of updating the financial information and other non-material information contained in the private placement memorandum and statement of additional information for the Fund currently in effect. The Amendment is to become effective on April 1, 2013.

Please direct any inquiries regarding this filing to me at (202) 373-6599 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Mana Behbin

Mana Behbin

Enclosures